Contingent Liabilities and Financial Commitments - Product Liability Outside the United States - Additional Information (Details) £ in Millions, Kz in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2016 USD ($)	Nov. 30, 2016 AOA (Kz)	Dec. 31, 2018 GBP (£)
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount	$ 2.6	Kz 800,000,000	£ 2
Angola
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date			2016-11
Filing of response to claim			Dec. 05, 2016
BRAZIL | Souza Cruz S.A.
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date			2007-08
Case dismissed date			Oct. 04, 2011